Concentrations and Credit Risk	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations and Credit Risk

15. Concentrations and Credit Risk

The Company operates principally in Hong Kong and grants credit to its customers in this geographic region. Hong Kong has a relatively stable economy. However, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Financial instruments that potentially subject the Group to a concentration of credit risk consist of cash and accounts receivable. The Company does not require collateral to support financial instruments that are subject to credit risk.